Statements of Cash Flows - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities
Receipts from sales of goods and rendering of services	$ 763,155,449	$ 680,283,192	$ 621,129,885
Payments to suppliers for the supply of goods and services	(621,361,219)	(539,211,914)	(475,455,623)
Payments to and on behalf of employees	(79,790,690)	(76,148,825)	(73,083,518)
Dividends paid	(18,439,630)	(20,630,615)	(20,708,589)
Interest received	987,260	469,137	573,302
Income taxes (paid) refund	(15,271,530)	(25,289,189)	(10,191,807)
Other inflows (outflows) of cash	6,995,065	525,488	1,604,009
Net cash flows from (used in) operating activities	36,274,705	19,997,274	43,867,659
Cash flows from (used in) investing activities
Other cash payments to acquire equity or debt instruments of other entities	(12,831,000)	(5,764,690)	0
Loans granted to related parties	0	(27,000)	0
Proceeds from sales of property, plant and equipment	31,491	2,174,636	10,058,410
Purchase of property, plant and equipment	(26,413,695)	(47,629,585)	(42,226,901)
Purchases of intangible assets	(2,051,819)	(2,479,369)	(2,679,130)
Proceeds from Government grants	150,555	150,074	74,508
Cash receipts from related parties	0	53,294	0
Dividends received	1,019,296	2,089,465	4,536,056
Net cash flows from (used in) investing activities	(40,095,172)	(51,433,175)	(30,237,057)
Cash flows from (used in) financing activities
Proceeds from long-term borrowings	31,596,338	0	0
Proceeds from short-term borrowings	126,742,148	130,860,473	97,374,091
Repayment of borrowings	(142,308,695)	(105,071,536)	(83,421,049)
Payments of finance lease liabilities	(67,801)	(53,029)	0
Interest paid	(8,287,629)	(9,427,606)	(8,187,527)
Other inflows (outflows) of cash	11,492	2,787	27,437
Net cash flows from (used in) financing activities	7,685,853	16,311,089	5,792,952
Net increase (decrease) in cash and cash equivalents before the effect of exchange rate changes	3,865,386	(15,124,812)	19,423,554
Effects of exchange rate changes on cash and cash equivalents	2,458,605	(926,359)	(2,845,221)
Net increase (decrease) in cash and cash equivalents	6,323,991	(16,051,171)	16,578,333
Cash and cash equivalents at the beginning of period	31,162,346	47,213,517	30,635,184
Cash and cash equivalents at the end of period	$ 37,486,337	$ 31,162,346	$ 47,213,517